Servicer's Certificate
for the Collection Period October 01, 2010 through October 31, 2010 for Payment Date of November 15, 2010
Toyota Auto Receivables 2010-B Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	31	Actual/360 Days	31

	Initial Principal	Final	Beginning	Beginning	Principal	Prior	Principal	Current	Ending	Ending
Class	Balance	Scheduled	Principal	Principal	Distributable	Principal	Distribution	Principal	Principal	Principal
		Payment	Balance	Factor	Amount	Carryover	Amount	Carryover	Balance	Factor
		Date
A-1	$613,800,000.00	7/15/11	$366,612,410.21	0.5972832	$72,192,478.69	$0.00	$72,192,478.69	$0.00	$294,419,931.52	0.4796675
A-2	$434,300,000.00	8/15/12	$434,300,000.00	1.0000000	$0.00	$0.00	$0.00	$0.00	$434,300,000.00	1.0000000
A-3	$587,800,000.00	2/18/14	$587,800,000.00	1.0000000	$0.00	$0.00	$0.00	$0.00	$587,800,000.00	1.0000000
A-4	$114,100,000.00	1/17/17	$114,100,000.00	1.0000000	$0.00	$0.00	$0.00	$0.00	$114,100,000.00	1.0000000
Total	$1,750,000,000.00		$1,502,812,410.21		$72,192,478.69	$0.00	$72,192,478.69	$0.00	$1,430,619,931.52	0.8174971

		Interest	Prior	Interest	Current	Total
Class	Interest Rate	Distributable	Interest	Distribution	Interest	Principal &
		Amount	Carryover	Amount	Carryover	Interest Distribution

A-1	0.56012%	$176,826.53	$0.00	$176,826.53	$0.00	$72,369,305.22
A-2	0.74000%	$267,818.33	$0.00	$267,818.33	$0.00	$267,818.33
A-3	1.04000%	$509,426.67	$0.00	$509,426.67	$0.00	$509,426.67
A-4	1.47000%	$139,772.50	$0.00	$139,772.50	$0.00	$139,772.50
Total		$1,093,844.03	$0.00	$1,093,844.03	$0.00	$73,286,322.72

Credit Enhancement

Reserve Account		Overcollateralization

Initial Deposit Amount	$4,605,267.74	Aggregate Pool Balance	$1,536,541,097.34
Specified Reserve Account Amount	$4,605,267.74	Total Note Balance:	$1,430,619,931.52
Beginning Balance	$4,605,267.74	Overcollateralization Amount:	$105,921,165.82
Withdrawals	$0.00	Target Overcollateralization Amount:	$105,921,165.82
Amount Available for Deposit	$76,840,622.52
Amount Deposited to the Reserve Account	$0.00
Reserve Account Balance Prior to Release	$4,605,267.74
Reserve Account Required Amount	$4,605,267.74
Reserve Account Release to Seller	$0.00
Ending Reserve Account Balance	$4,605,267.74

Servicer's Certificate
for the Collection Period October 01, 2010 through October 31, 2010 for Payment Date of November 15, 2010
Toyota Auto Receivables 2010-B Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	31	Actual/360 Days	31

Liquidations of Charge-offs and Repossessions
		Amount
Liquidated Contracts	27 vehicles
Gross Principal of Liquidated Receivables		$358,961.43
Principal of Repurchased Contracts, previously charged-off		$0.00
Net Liquidation Proceeds Received During the Collection Period		$(133,613.14)
Recoveries on Previously Liquidated Contracts		$(100.00)
Net Credit Losses for the Collection Period		$225,248.29

Cumulative Credit Losses for all Periods	41 vehicles	$289,011.22
Repossessed in Current Period	40 vehicles

Delinquent and Repossessed Contracts

	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance
30-59 Days Delinquent	0.59%	800	0.61%	$9,334,770.75
60-89 Days Delinquent	0.10%	132	0.12%	$1,804,412.08
90-119 Days Delinquent	0.03%	47	0.05%	$721,665.55
120 or More Days Delinquent	0.01%	13	0.01%	$214,857.65
Total Delinquencies		992		$12,075,706.03

Repossessed Vehicle Inventory		64
* Included with Delinquencies Above

Pool Data
	Original	Prior Month	Current Month
Receivables Pool Balance	$1,842,107,231.73	$1,608,733,576.03	$1,536,541,097.34
Number of Contracts	146,003	138,026	134,583
Weighted Average APR	5.63%	5.62%	5.61%
Weighted Average Remaining Term (Months)	40.24	38.10	37.40

Servicer's Certificate
for the Collection Period October 01, 2010 through October 31, 2010 for Payment Date of November 15, 2010
Toyota Auto Receivables 2010-B Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	31	Actual/360 Days	31

Collections
Amount
Principal Payments Received	$51,438,992.05
Prepayments in Full	$20,394,525.21
Interest Payments Received	$7,307,847.46
Aggregate Net Liquidation Proceeds	$133,713.14
Interest on Repurchased Contracts	$0.00
Total Collections	$79,275,077.86
Principal of Repurchased Contracts	$0.00
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00
Total Repurchased Amount	$0.00

Distributions

	Calculated Amount	Amount Paid	Shortfall
Servicing Fee	$1,340,611.31	$1,340,611.31	$0.00
Interest - Class A-1 Notes	$176,826.53	$176,826.53	$0.00
Interest - Class A-2 Notes	$267,818.33	$267,818.33	$0.00
Interest - Class A-3 Notes	$509,426.67	$509,426.67	$0.00
Interest - Class A-4 Notes	$139,772.50	$139,772.50	$0.00
Priority Principal Payment	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Payment	$72,192,478.69	$72,192,478.69	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00
Excess Amounts to Depositor	$4,648,143.83	$4,648,143.83	N/A

Noteholder Distributions

		Per $1000 of		Per $1000 of		Per $1000 of
	Interest	Original	Principal	Original	Amount	Original
	Distributed	Balance	Distributed	Balance	Distributed	Balance
Class A-1 Notes	$176,826.53	$0.29	$72,192,478.69	$117.62	$72,369,305.22	$117.91
Class A-2 Notes	$267,818.33	$0.62	$0.00	$0.00	$267,818.33	$0.62
Class A-3 Notes	$509,426.67	$0.87	$0.00	$0.00	$509,426.67	$0.87
Class A-4 Notes	$139,772.50	$1.23	$0.00	$0.00	$139,772.50	$1.23

Servicer's Certificate
for the Collection Period October 01, 2010 through October 31, 2010 for Payment Date of November 15, 2010
Toyota Auto Receivables 2010-B Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

I hereby certify to the best of my knowledge that
the report provided is true and correct.

/s/ Wei Shi
Wei Shi
Vice President, Head of Treasury & Planning